UNAUDITED CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Patient and resident service revenue	$ 981,398	$ 760,424	$ 1,915,696	$ 1,468,250
Additional funding	0	0	0	375
Other revenues	448	240	871	481
Total Revenue	981,846	760,664	1,916,567	1,469,106
Operating Expenses
Cost of services	762,147	590,815	1,498,139	1,129,587
Rent - cost of services	65,833	51,456	129,794	96,560
General and administrative expense	144,380	62,695	191,286	122,137
Depreciation and amortization	8,776	6,159	16,678	11,988
Total Operating Expenses	981,136	711,125	1,835,897	1,360,272
Operating Income	710	49,539	80,670	108,834
Other (Expense) Income
Interest expense	(9,187)	(15,306)	(24,578)	(25,942)
Gain on lease termination	0	0	8,046	0
Other expense, net	(3,905)	(2,643)	(3,465)	(2,203)
Total Other Expense, net	(13,092)	(17,949)	(19,997)	(28,145)
(Loss) income before provision for income taxes	(12,382)	31,590	60,673	80,689
Benefit (provision) for income taxes	1,474	(10,370)	(22,441)	(21,871)
Net (Loss) Income	(10,908)	21,220	38,232	58,818
Net income attributable to noncontrolling interest	2	2	4	3
Net (loss) income attributable to PACS Group, Inc.	$ (10,910)	$ 21,218	$ 38,228	$ 58,815
Net (loss) income per share attributable to PACS Group, Inc.
Basic (in us dollars per share)	$ (0.07)	$ 0.16	$ 0.27	$ 0.46
Diluted (in us dollars per share)	$ (0.07)	$ 0.16	$ 0.27	$ 0.46
Weighted-average common shares outstanding
Basic (in shares)	149,463,655	128,723,386	139,093,520	128,723,386
Diluted (in shares)	149,463,655	128,723,386	139,684,618	128,723,386
Other comprehensive loss, net of tax:
Unrealized loss on available-for-sale debt securities, net of tax	$ (201)	$ 0	$ 0	$ 0
Other comprehensive income (loss)	(201)	0	0	0
Comprehensive (loss) income	(11,109)	21,220	38,232	58,818
Comprehensive income attributable to noncontrolling interest	2	2	4	3
Comprehensive (loss) income attributable to PACS Group, Inc.	$ (11,111)	$ 21,218	$ 38,228	$ 58,815